Operating expenses - Schedule of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Operating Expenses
Amortization expense of intangible assets	€ (3)	€ (2)
Amortization expense of tangible assets	(784)	(798)
Reversal of provision for disputes and charges	68	320
Provision for disputes and charges	(10)	(49)
Impairment of current assets	(553)		€ 0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,283)	(529)
Total Provision for retirement benefit obligations (IAS 19)	(39)	(40)
Total depreciation, amortization and provision expenses	(1,321)	(569)
R&D
Disclosure Of Operating Expenses
Amortization expense of intangible assets	(2)	(2)
Amortization expense of tangible assets	(561)	(645)
Reversal of provision for disputes and charges	62	80
Provision for disputes and charges	0	(43)
Impairment of current assets	(553)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,054)	(610)
Total Provision for retirement benefit obligations (IAS 19)	(26)	(27)
Total depreciation, amortization and provision expenses	(1,080)	(637)
SG&A
Disclosure Of Operating Expenses
Amortization expense of intangible assets	(1)	(1)
Amortization expense of tangible assets	(224)	(152)
Reversal of provision for disputes and charges	6	240
Provision for disputes and charges	(10)	(7)
Impairment of current assets	0
Total depreciation, amortization and provision expenses (except IAS 19)	(229)	80
Total Provision for retirement benefit obligations (IAS 19)	(12)	(13)
Total depreciation, amortization and provision expenses	€ (241)	€ 68